PRINCIPAL ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal accounting policies
Prepayments	¥ 492,980	$ 75,552	¥ 669,208
Right-of-use assets	307,869	47,183	320,809
Lease liabilities	79,901		85,580
Property and equipment, net	¥ 273,157	$ 41,863	¥ 271,932
ASU 2016-02 | Restatement Adjustment
Principal accounting policies
Retained earnings				¥ 0
Prepayments				(4,700)
ASU 2016-02 | Restatement Adjustment | Land use rights
Principal accounting policies
Property and equipment, net				(236,700)
ASU 2016-02 | Adjusted Balance | Land use rights
Principal accounting policies
Right-of-use assets				108,400
Lease liabilities				¥ 103,700